PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2019
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION
Summary of measurement of lease liabilities

RMB
Operating lease commitments disclosed as of December 31, 2018	352,794
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	200,867
(Less): short-term leases and low-value leases recognized on a straight-line basis as expense	(2,303)
Lease liabilities recognized as of January 1, 2019	198,564
Of which are:
Current lease liabilities	13,894
Non-current lease liabilities	184,670
198,564

Summary of recognised right-of-use assets

	January 1, 2019	December 31, 2019
	RMB	RMB
Land	244,588	239,374
Others	27,381	28,486
Total right-of-use assets	271,969	267,860

Schedule of adjustments from new accounting policies

	Increase in
	Segment assets	Segment liabilities
	RMB	RMB
Exploration and production	79,263	78,041
Refining	32,839	26,094
Marketing and distribution	120,983	62,237
Chemicals	19,124	12,252
Corporate and others	15,651	14,248
	267,860	192,872